PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2016	2015
Cost:

Installed products	$9,323	$5,743
Computers and electronic equipment	5,550	4,468
Office furniture and equipment	1,205	882
Motor vehicles	339	203
Network installation	3,839	3,829
Leasehold improvements	670	571

	20,926	15,696

Accumulated depreciation:

Installed products	5,912	4,173
Computers and electronic equipment	3,981	3,186
Office furniture and equipment	994	776
Motor vehicles	175	93
Network installation	3,826	3,773
Leasehold improvements	424	417

	15,312	12,418

Depreciated cost	$5,614	$3,278

b.	Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 were $2,133, $1,674 and $1,726, respectively.

c.	No Impairment losses recorded for the years ended December 31, 2016, 2015 and 2014.